Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
11	INCOME TAXES

Cayman Islands and British Virgin Islands

Under the current laws of Cayman Island and the British Virgin Islands (“BVI”), the Parent and its subsidiary in Cayman Islands and BVI are not subject to tax on its income or capital gains.

Hong Kong

For the period from its inception to December 31, 2013, the Parent’s subsidiary in Hong Kong did not have any assessable profits arising in or derived from HK SAR and therefore no provision for Hong Kong Profits Tax was required. The payments of dividends by Hong Kong companies are not subject to any Hong Kong withholding tax.

United States

Go Portal Inc. (“Go Portal”), a subsidiary of the Jiubang Digital, is incorporated in the State of Delaware of the United States and its principal business activities are conducted in the State of California. Go Portal is subject to a federal corporation tax rate of 34% and a state corporation tax rate of 8.84%, resulting in an aggregate income tax rate of approximately 39.83%.

People’s Republic of China

The Parent’s consolidated PRC subsidiaries and VIEs file separate income tax returns in the PRC. On March 16, 2007, the National People’s Congress passed the new Enterprise Income Tax Law (“new EIT Law”). The statutory income tax rate under the new EIT Law is 25% effective from January 1, 2008. According to the new EIT Law, entities that qualify as “high-and-new technology enterprises eligible for key support from the State” (“HNTE”) are entitled to a preferential income tax rate of 15%.

The Parent’s consolidated PRC subsidiaries and VIEs are subject to income tax at 25%, unless otherwise specified.

In 2008, Jiubang Digital received the approval from the tax authority that it qualified as an HNTE. The certificate entitled Jiubang Digital to the preferential income tax rate of 15% effective retroactively from January 1, 2008 to December 31, 2010. In 2011, Jiubang Digital received the approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. Jiubang Digital’s applicable income tax rate from January 1, 2014 onwards is 25% unless it requalifies as an HNTE.

Jiubang Computer qualified as an eligible software enterprise in 2013, which entitled it to a two-year full tax exemption followed by a three-year 50% tax exemption, commencing from the year in which its taxable income is greater than zero.

The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
PRC, excluding HKSAR	(39,020,973)	8,760,488	112,936,180
Cayman Islands and BVI	(3,239,140)	(481,547)	(20,986,291)
HKSAR	(515,929)	(14,478)	(615,633)
United States	—	—	(1,176,177)

Total income (loss) before income taxes	(42,776,042)	8,264,463	90,158,079

The Company’s income tax benefit recognized in the consolidated statements of comprehensive income (loss) consists of the following:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Current income tax expense	—	—	7,860,663
Deferred income tax benefit	—	(6,903,561)	(9,517,476)

Total income tax benefit	—	(6,903,561)	(1,656,813)

The actual income tax benefit reported in the consolidated statements of comprehensive income (loss) for each of the years ended December 31, 2011, 2012 and 2013 differs from the amount computed by applying the PRC statutory income tax rate to income (loss) before income taxes due to the following:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Computed expected income tax expense (benefit)	(10,694,011)	2,066,116	22,539,520
Tax rate differential for entities in non-PRC jurisdictions	865,955	59,789	770,418
Research and development expenses bonus deduction	(1,619,472)	(3,188,028)	(4,932,333)
Non-deductible expenses
—Entertainment expense	443,622	253,351	322,430
—Impairment loss on an equity method investment	51,712	—	—
—Share of losses of equity method investments	410,634	—	—
—Share-based compensation costs	72,974	106,521	4,455,636
—Other	94,644	300,571	20,348
Preferential income tax rate	—	—	(5,240,442)
Tax rate differential	1,430,646	(1,810,791)	(4,602,374)
Change in tax rate	—	—	1,070,764
Change in valuation allowance	8,943,296	(4,691,090)	(16,060,780)

Actual income tax benefit	—	(6,903,561)	(1,656,813)

The principal components of deferred income tax assets are as follows:

	December 31,
	2012	2013
	RMB	RMB
Tax loss carryforwards	18,460,724	10,646,904
Accrued expenses and other current liabilities	4,635,723	8,221,083
Accounts receivable	3,289,043	—
Advertising expense	721,531	—
Impairment loss on equity method investments	425,000	425,000
Impairment loss on property and equipment	—	437,500

Total deferred income tax assets	27,532,021	19,730,487
Valuation allowance	(20,628,460)	(3,309,450)

Deferred income tax assets, net	6,903,561	16,421,037

The movements of the valuation allowance are as follows:

	December 31,
	2011	2012	2013
	RMB	RMB	RMB
Balance as of January 1	22,781,569	30,450,912	20,628,460
Addition	11,271,562	6,933,591	4,753,930
Deduction	(2,328,266)	(4,721,120)	(8,584,922)
Reversal	—	(6,903,561)	(11,159,024)
Expiration of tax loss	(1,273,953)	(5,131,362)	(1,258,230)
Change in tax rate	—	—	(1,070,764)

Balance as of December 31	30,450,912	20,628,460	3,309,450

As of December 31, 2011, 2012 and 2013, valuation allowances were provided against the deferred income tax assets of certain subsidiaries, which were at cumulative loss positions. In assessing the realization of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment. As of December 31, 2013, management assessed the need for the valuation allowance provided against the deferred income tax assets of the Company. Since Jiubang Computer, Beijing XMedia Science and Technology Co., Ltd., or Beijing XMedia, Sanju Advertising and Beijing Yunlei Cultural Communication Co., Ltd. or Beijing Yunlei began to generate pretax income during 2013 and based on current business plans and projected net income in the near future, management believes it is more likely than not that these entities will realize the deferred income tax assets. Consequently, the Company recorded a tax benefit in the amount of RMB11,159,024 due to the reversal of the valuation allowance of the deferred income tax assets of these entities.

As of December 31, 2013, for U.S. federal income tax purposes, the Company had tax loss carryforwards of US$189,927 (RMB1,157,963), which would expire by 2033, if unused. For PRC income tax purposes, the Company had tax loss carryforwards of RMB44,336,299, of which RMB4,029,710, RMB11,150,776, RMB21,074,569, RMB2,193,356 and RMB5,887,888 will expire, if unused, by 2014, 2015, 2016, 2017 and 2018, respectively.

The new EIT Law and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC that are related to earnings accumulated beginning on January 1, 2008. Dividends relating to undistributed earnings generated prior to January 1, 2008 are exempt from such withholding income tax. Due to the plan to indefinitely reinvest its earnings in the PRC, the Company has not provided for deferred income tax liabilities on undistributed earnings of nil and RMB52,432,644 as of December 31, 2012 and 2013, respectively. It is not practicable to estimate the unrecognized deferred income tax liabilities thereof.

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2011, 2012 and 2013 is as follows:

	December 31,
	2011	2012	2013
	RMB	RMB	RMB
Balance as of January 1	—	594,402	5,905,726
Increase related to current year tax positions	594,402	5,311,324	16,230,858
Settlement	—	—	(3,755,632)

Balance as of December 31	594,402	5,905,726	18,380,952

Included in the balances of unrecognized tax benefits as of December 31, 2012 and 2013 were potential benefits of RMB5,349,594 and RMB18,380,952 that, if recognized, would affect the effective tax rate. Nil interest and penalty expenses were recorded for the years ended December 31, 2011, 2012 and 2013. The unrecognized tax benefits were presented as a reduction of the deferred income tax asset for tax loss carry forwards, if any, since the uncertain tax position would reduce the tax loss carry forwards under the tax law. The unrecognized tax benefits mainly represent the estimated income tax expense the Company would be required to pay should its revenue for tax purposes be recognized in accordance with new EIT law and regulations. Management believes that it is reasonably possible that approximately RMB18,380,952 of the unrecognized tax benefits as of December 31, 2013 will be recognized in the next twelve months as a result of settlement.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Parent’s consolidated PRC subsidiaries and VIEs for the years from 2008 to 2013 are open to examination by the PRC tax authorities.